Shareholder Report, Holdings (Details)	Mar. 31, 2026
Upright Assets Allocation Plus Fund
Holdings [Line Items]
Percent of Net Asset Value	74.51%
Upright Assets Allocation Plus Fund | Fidelity Inst M M Treas Port [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.63%
Upright Assets Allocation Plus Fund | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
Upright Assets Allocation Plus Fund | Himax Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%
Upright Assets Allocation Plus Fund | Direxion Daily S P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Upright Assets Allocation Plus Fund | Direxion Daily Dow Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Upright Assets Allocation Plus Fund | Pro Shares Ultra Q Q Q [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Upright Assets Allocation Plus Fund | Direxion Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Upright Assets Allocation Plus Fund | Direxion Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Upright Assets Allocation Plus Fund | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Upright Assets Allocation Plus Fund | Ase Technology Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Upright Assets Allocation Plus Fund | Drug Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Upright Assets Allocation Plus Fund | Electrical Equipment Parts [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
Upright Assets Allocation Plus Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
Upright Assets Allocation Plus Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Total Investments	9.78%
Upright Assets Allocation Plus Fund | Internet Content Info [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
Upright Assets Allocation Plus Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.49%
Upright Assets Allocation Plus Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	16.66%
Upright Growth & Income Fund
Holdings [Line Items]
Percent of Net Asset Value	83.57%
Upright Growth & Income Fund | Fidelity Inst M M Treas Port [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.41%
Upright Growth & Income Fund | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%
Upright Growth & Income Fund | Direxion Daily Dow Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Upright Growth & Income Fund | Direxion Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Upright Growth & Income Fund | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Upright Growth & Income Fund | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
Upright Growth & Income Fund | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%
Upright Growth & Income Fund | Teva Phamaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Upright Growth & Income Fund | Goldman Sachs Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Upright Growth & Income Fund | Drug Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	7.41%
Upright Growth & Income Fund | Electrical Equipment Parts [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%
Upright Growth & Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.66%
Upright Growth & Income Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Total Investments	8.54%
Upright Growth & Income Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
Upright Growth & Income Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	27.05%
Upright Growth & Income Fund | Banks Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Upright Growth & Income Fund | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
Upright Growth & Income Fund | Consumer Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Upright Growth & Income Fund | Entertainment [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%
Upright Growth & Income Fund | Health Information [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%
Upright Growth & Income Fund | Healthcare Plans [Member]
Holdings [Line Items]
Percent of Total Investments	0.47%
Upright Growth & Income Fund | Luxury Goods [Member]
Holdings [Line Items]
Percent of Total Investments	7.04%
Upright Growth & Income Fund | Oil and Gas [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Upright Growth & Income Fund | Specialty Industrial Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
Upright Growth & Income Fund | Utilities Renewable [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
C 0001868450 [Member] | Himax Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
Upright Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	88.06%
Upright Growth Fund | Fidelity Inst M M Treas Port [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Upright Growth Fund | Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
Upright Growth Fund | Himax Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
Upright Growth Fund | Direxion Daily Dow Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Upright Growth Fund | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Upright Growth Fund | Teva Phamaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Upright Growth Fund | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
Upright Growth Fund | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Upright Growth Fund | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Upright Growth Fund | I Shares 20 Yr Treas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Upright Growth Fund | Drug Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	10.25%
Upright Growth Fund | Electrical Equipment Parts [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%
Upright Growth Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.79%
Upright Growth Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Total Investments	21.47%
Upright Growth Fund | Internet Content Info [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Upright Growth Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.28%
Upright Growth Fund | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	25.51%
Upright Growth Fund | Banks Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Upright Growth Fund | Consumer Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Upright Growth Fund | Agricultural Inputs [Member]
Holdings [Line Items]
Percent of Total Investments	0.12%
Upright Growth Fund | Life Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
Upright Growth Fund | Internet Retail [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%